Annual Total Returns - FidelitySustainableHighYieldETF-PRO - FidelitySustainableHighYieldETF-PRO - Fidelity Sustainable High Yield ETF - Fidelity Sustainable High Yield ETF	Dec. 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Feb. 15, 2022
Annual Return 2023	12.81%